Guarantor and Non-Guarantor Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

March 31, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$3,640	$130,490	$5,307	$(56,833)	$82,604
Property and equipment, net	—	—	54,946	223	—	55,169
Subscriber acquisition costs, net	—	—	760,052	68,242	—	828,294
Deferred financing costs, net	—	5,948	—	—	—	5,948
Investment in subsidiaries	—	2,088,923	—	—	(2,088,923)	—
Intercompany receivable	—	—	18,732	—	(18,732)	—
Intangible assets, net	—	—	492,419	39,638	—	532,057
Goodwill	—	—	809,678	26,420	—	836,098
Long-term investments and other assets	—	106	10,663	15	(106)	10,678

Total Assets	$—	$2,098,617	$2,276,980	$139,845	$(2,164,594)	$2,350,848

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$61,667	$169,003	$63,731	$(56,833)	$237,568
Intercompany payable	—	—	—	18,732	(18,732)	—
Notes payable and revolving credit facility, net of current portion	—	2,156,217	—	—	—	2,156,217
Capital lease obligations, net of current portion	—	—	9,825	2	—	9,827
Deferred revenue, net of current portion	—	—	43,058	4,183	—	47,241
Other long-term obligations	—	—	11,225	—	—	11,225
Accumulated losses of investee	119,267				(119,267)	—
Deferred income tax liability	—	—	106	8,037	(106)	8,037
Total (deficit) equity	(119,267)	(119,267)	2,043,763	45,160	(1,969,656)	(119,267)

Total liabilities and stockholders’ (deficit) equity	$—	$2,098,617	$2,276,980	$139,845	$(2,164,594)	$2,350,848

Supplemental Condensed Consolidating Balance Sheet

December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,537	$91,555	$6,540	$(53,066)	$47,566
Property and equipment, net	—	—	55,012	262	—	55,274
Subscriber acquisition costs, net	—	—	728,547	62,097	—	790,644
Deferred financing costs, net	—	6,456	—	—	—	6,456
Investment in subsidiaries	—	2,070,404	—	—	(2,070,404)	—
Intercompany receivable	—	—	22,398	—	(22,398)	—
Intangible assets, net	—	—	519,301	39,094	—	558,395
Goodwill	—	—	809,678	24,738	—	834,416
Long-term investments and other assets	—	106	10,880	13	(106)	10,893

Total Assets	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$18,384	$143,896	$59,304	$(53,066)	$168,518
Intercompany payable	—	—	—	22,398	(22,398)	—
Notes payable and revolving credit facility, net of current portion	—	2,138,112	—	—	—	2,138,112
Capital lease obligations, net of current portion	—	—	11,169	2	—	11,171
Deferred revenue, net of current portion	—	—	40,960	3,822	—	44,782
Accumulated Losses of Investee	76,993	—	—	—	(76,993)	—
Other long-term obligations	—	—	10,530	—	—	10,530
Deferred income tax liability	—	—	106	7,524	(106)	7,524
Total (deficit) equity	(76,993)	(76,993)	2,030,710	39,694	(1,993,411)	(76,993)

Total liabilities and stockholders’ (deficit) equity	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Condensed Consolidating Balance Sheet

December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,537	$91,555	$6,540	$(53,066)	$47,566
Property and equipment, net	—	—	55,012	262	—	55,274
Subscriber acquisition costs, net	—	—	728,547	62,097	—	790,644
Deferred financing costs, net	—	6,456	—	—	—	6,456
Investment in subsidiaries	—	2,070,404	—	—	(2,070,404)	—
Intercompany receivable	—	—	22,398	—	(22,398)	—
Intangible assets, net	—	—	519,301	39,094	—	558,395
Goodwill	—	—	809,678	24,738	—	834,416
Long-term investments and other assets	—	106	10,880	13	(106)	10,893

Total Assets	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Liabilities and Stockholders’ Equity
Current liabilities	$—	$18,384	$143,896	$59,304	$(53,066)	$168,518
Intercompany payable	—	—	—	22,398	(22,398)	—
Notes payable and revolving line of credit, net of current portion	—	2,138,112	—	—	—	2,138,112
Capital lease obligations, net of current portion	—	—	11,169	2	—	11,171
Deferred revenue, net of current portion	—	—	40,960	3,822	—	44,782
Accumulated losses of investee	76,993	—	—	—	(76,993)	—
Other long-term obligations	—	—	10,530	—	—	10,530
Deferred income tax liability	—	—	106	7,524	(106)	7,524
Total equity	(76,993)	(76,993)	2,030,710	39,694	(1,993,411)	(76,993)

Total liabilities and stockholders’ equity	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Condensed Consolidating Balance Sheet

December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$9,435	$109,996	$6,626	$(40,686)	$85,371
Property and equipment, net	—	—	62,271	519	—	62,790
Subscriber acquisition costs, net	—	—	500,916	47,157	—	548,073
Deferred financing costs, net	—	4,071	—	—	—	4,071
Investment in subsidiaries	224,486	2,057,857	—	—	(2,282,343)	—
Intercompany receivable	—	—	34,000	—	(34,000)	—
Intangible assets, net	—	—	645,558	57,668	—	703,226
Goodwill	—	—	811,947	29,575	—	841,522
Long-term investments and other assets	—	184	10,502	31	(184)	10,533

Total Assets	$224,486	$2,071,547	$2,175,190	$141,576	$(2,357,213)	$2,255,586

Liabilities and Stockholders’ Equity
Current liabilities	$—	$11,993	$119,285	$46,348	$(40,686)	$136,940
Intercompany payable	—	—	—	34,000	(34,000)	—
Notes payable and revolving line of credit, net of current portion	—	1,835,068	—	—	—	1,835,068
Capital lease obligations, net of current portion	—	—	10,646	9	—	10,655
Deferred revenue, net of current portion	—	—	29,438	3,066	—	32,504
Other long-term obligations	—	—	6,497	409	—	6,906
Deferred income tax liability	—	—	107	9,104	(184)	9,027
Total equity	224,486	224,486	2,009,217	48,640	(2,282,343)	224,486

Total liabilities and stockholders’ equity	$224,486	$2,071,547	$2,175,190	$141,576	$(2,357,213)	$2,255,586

Condensed Consolidating Statements of Operations and Comprehensive Loss

Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Three Months Ended March 31, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$165,941	$8,987	$(675)	$174,253
Costs and expenses	—	—	170,289	8,314	(675)	177,928

(Loss) income from operations	—	—	(4,348)	673	—	(3,675)
Loss from subsidiaries	(45,093)	(45)	—	—	45,138	—
Other (expense) income, net	—	(45,048)	1,664	3,086	—	(40,298)

(Loss) income before income tax expenses	(45,093)	(45,093)	(2,684)	3,759	45,138	(43,973)
Income tax expense	—	—	64	1,056	—	1,120

Net (loss) income	$(45,093)	$(45,093)	$(2,748)	$2,703	$45,138	$(45,093)

Other comprehensive (loss) income, net of tax effects:
Net (loss) income	$(45,093)	$(45,093)	$(2,748)	$2,703	$45,138	$(45,093)
Foreign currency translation adjustment	—	2,761	—	2,761	(2,761)	2,761

Total other comprehensive income	—	2,761	—	2,761	(2,761)	2,761

Comprehensive (loss) income	$(45,093)	$(42,332)	$(2,748)	$5,464	$42,377	$(42,332)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Three Months Ended March 31, 2015

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$144,737	$8,230	$(770)	$152,197
Costs and expenses	—	—	154,900	7,766	(770)	161,896

(Loss) income from operations	—	—	(10,163)	464	—	(9,699)
Loss from subsidiaries	(48,046)	(10,092)	—	—	58,138	—
Other expense, net	—	(37,954)	(247)	(16)	—	(38,217)

(Loss) income before income tax expenses	(48,046)	(48,046)	(10,410)	448	58,138	(47,916)
Income tax expense	—	—	40	90	—	130

Net (loss) income	$(48,046)	$(48,046)	$(10,450)	$358	$58,138	$(48,046)

Other comprehensive loss, net of tax effects:
Net (loss) income	$(48,046)	$(48,046)	$(10,450)	$358	$58,138	$(48,046)
Foreign currency translation adjustment	—	(10,578)	(6,336)	(4,242)	10,578	(10,578)

Total other comprehensive loss	—	(10,578)	(6,336)	(4,242)	10,578	(10,578)

Comprehensive loss	$(48,046)	$(58,624)	$(16,786)	$(3,884)	$68,716	$(58,624)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year Ended December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$622,507	$34,022	$(2,808)	$653,721
Costs and expenses	—	—	730,322	34,882	(2,808)	762,396

Loss from operations	—	—	(107,815)	(860)	—	(108,675)
Loss from subsidiaries	(279,107)	(118,885)	—	—	397,992	—
Other (expense) income, net	—	(160,222)	(9,763)	(96)	—	(170,081)

Loss before income tax expenses	(279,107)	(279,107)	(117,578)	(956)	397,992	(278,756)
Income tax expense (benefit)	—	—	392	(41)	—	351

Net loss	$(279,107)	$(279,107)	$(117,970)	$(915)	$397,992	$(279,107)

Other comprehensive loss, net of tax effects:
Net loss	$(279,107)	$(279,107)	$(117,970)	$(915)	$397,992	$(279,107)
Foreign currency translation adjustment	—	(13,293)	2	(13,294)	13,292	(13,293)

Total other comprehensive loss	—	(13,293)	2	(13,294)	13,292	(13,293)

Comprehensive loss	$(279,107)	$(292,400)	$(117,968)	$(14,209)	$411,284	$(292,400)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year Ended December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$530,888	$35,911	$(3,122)	$563,677
Costs and expenses	—	—	623,124	37,544	(3,122)	657,546

Loss from operations	—	—	(92,236)	(1,633)	—	(93,869)
Loss from subsidiaries	(238,660)	(93,850)	—	—	332,510	—
Other income (expense), net	—	(145,917)	1,676	(36)	—	(144,277)

Loss before income tax expenses	(238,660)	(239,767)	(90,560)	(1,669)	332,510	(238,146)
Income tax expense (benefit)	—	(1,107)	779	842	—	514

Net loss	$(238,660)	$(238,660)	$(91,339)	$(2,511)	$332,510	$(238,660)

Other comprehensive loss, net of tax effects:
Net loss	$(238,660)	$(238,660)	$(91,339)	$(2,511)	$332,510	$(238,660)
Foreign currency translation adjustment	—	(11,333)	(6,895)	(4,438)	11,333	(11,333)

Total other comprehensive loss	—	(11,333)	(6,895)	(4,438)	11,333	(11,333)

Comprehensive loss	$(238,660)	$(249,993)	$(98,234)	$(6,949)	$343,843	$(249,993)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the year ended December 31, 2013

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$476,168	$27,790	$(3,050)	$500,908
Costs and expenses	—	—	527,403	31,435	(3,050)	555,788

(Loss) income from operations	—	—	(51,235)	(3,645)	—	(54,880)
(Loss) income from subsidiaries	(124,513)	(57,752)	—	—	182,265	—
Other income (expense), net	—	(66,867)	906	(80)	—	(66,041)

(Loss) income from continuing operations before income tax expense	(124,513)	(124,619)	(50,329)	(3,725)	182,265	(120,921)
Income tax (benefit) expense	—	(106)	4,853	(1,155)	—	3,592

Net (loss) income	$(124,513)	$(124,513)	$(55,182)	$(2,570)	$182,265	$(124,513)

Other comprehensive (loss) income, net of tax effects:
Net (loss) income before non-controlling interests	$(124,513)	$(124,513)	$(55,182)	$(2,570)	$182,265	$(124,513)
Foreign currency translation adjustment	—	(8,558)	(4,641)	(3,917)	8,558	(8,558)

Comprehensive loss	$(124,513)	$(133,071)	$(59,823)	$(6,487)	$190,823	$(133,071)

Condensed Consolidating Statements of Cash Flows

Supplemental Condensed Consolidating Statements of Cash Flows

For the three Months Ended March 31, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$(196)	$(15,268)	$2,959	$—	$(12,505)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(63)	—	—	(63)
Capital expenditures	—	—	(3,070)	—	—	(3,070)
Proceeds from sale of assets	—	—	926	—	—	926
Investment in subsidiary	—	(14,615)	—	—	14,615	—
Acquisition of intangible assets	—	—	(235)	—	—	(235)
Proceeds from insurance claims	—	—	—	—	—	—
Acquisition of other assets	—	—	—	—	—	—

Net cash used in investing activities	—	(14,615)	(2,442)	—	14,615	(2,442)
Cash flows from financing activities:
Borrowings from revolving credit facility	—	21,000	—	—	—	21,000
Repayments on revolving credit facility	—	(5,000)	—	—	—	(5,000)
Intercompany receivable	—	—	3,667	—	(3,667)	—
Intercompany payable	—	—	14,615	(3,667)	(10,948)	—
Repayments of capital lease obligations	—	—	(1,974)	—	—	(1,974)
Deferred financing costs	—	—	—	—	—	—

Net cash provided by (used in) financing activities	—	16,000	16,308	(3,667)	(14,615)	14,026
Effect of exchange rate changes on cash	—	—	—	(1,126)	—	(1,126)

Net increase (decrease) in cash	—	1,189	(1,402)	(1,834)	—	(2,047)
Cash:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559

End of period	$—	$3,488	$(3,343)	$367	$—	$512

Supplemental Condensed Consolidating Statements of Cash Flows

For the three Months Ended March 31, 2015

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$(268)	$9,884	$6,716	$—	$16,332
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(6,815)	(31)	—	(6,846)
Capital expenditures	—	—	(10,002)	—	—	(10,002)
Investment in subsidiary	—	(9,869)	—	—	9,869	—
Acquisition of intangible assets	—	—	(736)	—	—	(736)
Proceeds from sale of assets	—	—	188	—	—	188
Proceeds from insurance claims	—	—	2,984	—	—	2,984
Acquisition of other assets	—	—	(81)	14	—	(67)

Net cash used in investing activities	—	(9,869)	(14,462)	(17)	9,869	(14,479)
Cash flows from financing activities:
Borrowings from revolving credit facility	—	22,500	—	—	—	22,500
Repayments on revolving credit facility	—	(10,000)	—	—	—	(10,000)
Intercompany receivable	—	—	(2,125)	—	2,125	—
Intercompany payable	—	—	9,869	2,125	(11,994)	—
Repayments of capital lease obligations	—	—	(2,279)	(1)	—	(2,280)
Deferred financing costs	—	(4,233)	—	—	—	(4,233)

Net cash (used in) provided by financing activities	—	8,267	5,465	2,124	(9,869)	5,987
Effect of exchange rate changes on cash	—	—	—	(601)	—	(601)

Net (decrease) increase in cash	—	(1,870)	887	8,222	—	7,239
Cash:
Beginning of period	—	9,432	(2,233)	3,608	—	10,807

End of period	$—	$7,562	$(1,346)	$11,830	$—	$18,046

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$—	$(1,052)	$(267,327)	$13,072	$—	$(255,307)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(23,641)	(1,099)	—	(24,740)
Capital expenditures	—	—	(26,941)	(41)	—	(26,982)
Proceeds from the sale of subsidiary	—	—	—	—	—	—
Proceeds from sale of capital assets	—	—	480	—	—	480
Investment in subsidiary	—	(296,895)	—	—	296,895	—
Acquisition of intangible assets	—	—	(1,363)	—	—	(1,363)
Proceeds from insurance claims	—	—	2,984	—	—	2,984
Net cash used in acquisitions	—	—	—	—	—	—
Investment in marketable securities	—	—	—	—	—	—
Proceeds from marketable securities	—	—	—	—	—	—
Proceeds from note receivable	—	—	—	—	—	—
Change in restricted cash	—	—	14,214	—	—	14,214
Investment in convertible note	—	—	—	—	—	—
Other assets	—	—	(208)	—	—	(208)

Net cash used in investing activities	—	(296,895)	(34,475)	(1,140)	296,895	(35,615)
Cash flows from financing activities:
Proceeds from notes payable	—	296,250	—	—	—	296,250
Borrowings from revolving line of credit	—	271,000	—	—	—	271,000
Repayment of revolving line of credit		(271,000)				(271,000)
Intercompany receivable	—		11,601	—	(11,601)	—
Intercompany payable	—	—	296,895	(11,601)	(285,294)	—
Proceeds from contract sales	—	—		—	—	—
Acquisition of contracts	—	—		—	—	—
Repayments of capital lease obligations	—	—	(6,402)	(12)	—	(6,414)
Deferred financing costs	—	(5,436)	—	—	—	(5,436)
Capital contribution	—	—	—	—	—	—
Payment of dividends	—	—	—	—	—	—

Net cash provided by (used in) provided by financing activities	—	290,814	302,094	(11,613)	(296,895)	284,400
Effect of exchange rate changes on cash	—	—	—	(1,726)	—	(1,726)

Net increase (decrease) in cash	—	(7,133)	292	(1,407)	—	(8,248)
Cash:
Beginning of period	—	9,432	(2,233)	3,608	—	10,807

End of period	$—	$2,299	$(1,941)	$2,201	$—	$2,559

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$50,000	$(894)	$(318,734)	$9,991	$(50,000)	$(309,637)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(10,580)	—	—	(10,580)
Capital expenditures	—	—	(30,315)	(185)	—	(30,500)
Proceeds from the sale of subsidiary	—	—	—	—	—	—
Proceeds from sale of capital assets	—	—	964	—	—	964
Investment in subsidiary	(32,300)	(340,024)	—	—	372,324	—
Acquisition of intangible assets	—	—	(9,649)	—	—	(9,649)
Net cash used in acquisitions	—	—	(18,500)	—	—	(18,500)
Investment in marketable securities	—	(60,000)	—	—	—	(60,000)
Proceeds from marketable securities	—	60,069	—	—	—	60,069
Proceeds from note receivable	—	—	22,699	—	—	22,699
Change in restricted cash	—	—	14,375	—	—	14,375
Investment in convertible note	—	—	(3,000)	—	—	(3,000)
Other assets	—	—	(2,153)	(9)	—	(2,162)

Net cash used in investing activities	(32,300)	(339,955)	(36,159)	(194)	372,324	(36,284)
Cash flows from financing activities:
Proceeds from notes payable	—	102,000	—	—	—	102,000
Borrowings from revolving line of credit	—	20,000	—	—	—	20,000
Intercompany receivable	—	—	10,658	—	(10,658)	—
Intercompany payable	—	—	340,024	(10,658)	(329,366)	—
Proceeds from contract sales	—	—	2,261	—	—	2,261
Acquisition of contracts	—	—	(2,277)	—	—	(2,277)
Repayments of capital lease obligations	—	—	(6,297)	(3)	—	(6,300)
Deferred financing costs	—	(2,927)	—	—	—	(2,927)
Capital contribution	32,300	32,300	—	—	(32,300)	32,300
Payment of dividends	(50,000)	(50,000)	—	—	50,000	(50,000)

Net cash (used in) provided by financing activities	(17,700)	101,373	344,369	(10,661)	(322,324)	95,057
Effect of exchange rate changes on cash	—	—	—	(234)	—	(234)

Net increase in cash	—	(239,476)	(10,524)	(1,098)	—	(251,098)
Cash:
Beginning of period	—	248,908	8,291	4,706	—	261,905

End of period	$—	$9,432	$(2,233)	$3,608	$—	$10,807

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2013

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$60,000	$(201)	$(227,146)	$8,471	$(60,000)	$(218,876)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(342)	—	—	(342)
Capital expenditures	—	—	(8,917)	(56)	—	(8,973)
Proceeds from the sale of subsidiary	—	144,750	—	—	—	144,750
Investment in subsidiary	—	(254,394)	—	—	254,394	—
Proceeds from the sale of capital assets	—	—	306	—	—	306
Net cash used in acquisition	—	—	(4,272)	—	—	(4,272)
Change in restricted cash	—	—	(161)	—	—	(161)
Other assets	—	—	(9,648)	3	—	(9,645)

Net cash provided by (used in) investing activities	—	(109,644)	(23,034)	(53)	254,394	121,663
Cash flows from financing activities:
Proceeds from notes payable	—	457,250	—	—	—	457,250
Intercompany receivable	—	—	7,096	—	(7,096)	—
Intercompany payable	—	—	254,394	(7,096)	(247,298)	—
Borrowings from revolving line of credit	—	22,500	—	—	—	22,500
Repayments on revolving line of credit	—	(50,500)	—	—	—	(50,500)
Repayments of capital lease obligations	—	—	(7,207)	—	—	(7,207)
Deferred financing costs	—	(10,896)	—	—	—	(10,896)
Payment of dividends	(60,000)	(60,000)	—	—	60,000	(60,000)

Net cash (used in) provided by financing activities	(60,000)	358,354	254,283	(7,096)	(194,394)	351,147
Effect of exchange rate changes on cash	—	—	—	(119)	—	(119)

Net increase in cash	—	248,509	4,103	1,203	—	253,815
Cash:
Beginning of period	—	399	4,188	3,503	—	8,090

End of period	$—	$248,908	$8,291	$4,706	$—	$261,905